Long-Term Debt (Details 4) (USD $) In Millions, unless otherwise specified	1 Months Ended		6 Months Ended	12 Months Ended													12 Months Ended		12 Months Ended
	Jan. 31, 2011 New Credit Facilities	Aug. 31, 2010 New Credit Facilities	Jan. 31, 2011 New Credit Facilities	Dec. 31, 2012 New Credit Facilities	Dec. 31, 2012 Hyundai Samho vendor financing item	Jan. 24, 2011 Aegean Baltic Bank HSH Nordbank Piraeus Bank	Dec. 31, 2012 Aegean Baltic Bank HSH Nordbank Piraeus Bank New Credit Facilities	Jan. 24, 2011 Aegean Baltic Bank HSH Nordbank Piraeus Bank New Credit Facilities	Dec. 31, 2012 RBS New Credit Facilities	Jan. 24, 2011 RBS New Credit Facilities	Dec. 31, 2008 ABN Amro and lenders	Jan. 24, 2011 ABN Amro and lenders New Credit Facilities	Dec. 31, 2012 Club Facility New Credit Facilities	Jan. 24, 2011 Club Facility New Credit Facilities	Dec. 31, 2012 Citibank and Eurobank New Credit Facilities	Jan. 24, 2011 Citibank and Eurobank New Credit Facilities	Dec. 31, 2012 Sinosure CEXIM	Feb. 21, 2011 Sinosure CEXIM item	Dec. 31, 2012 Sinosure CEXIM Minimum	Dec. 31, 2012 Sinosure CEXIM Maximum	Feb. 21, 2011 Sinosure CEXIM Maximum	Dec. 31, 2012 Sinosure CEXIM New Credit Facilities
New term loan credit facilities
Maximum borrowing capacity under credit facility					$ 190.0			$ 123.8		$ 100.0	$ 253.2	$ 37.1		$ 83.9		$ 80.0		$ 203.4
Principal commitment already drawn				424.80		23.75	123.80		100.00				83.90		80.00		183.10					183.10
Variable rate basis				LIBOR													LIBOR
Interest rate margin (as a percent)				1.85%													2.85%
Interest rate margin if outstanding indebtedness exceeds $276 million (as a percent)				2.50%
Minimum outstanding indebtedness under credit facility for interest rate margin to be 2.50%				276
Interest rate margin if outstanding indebtedness exceeds $326 million (as a percent)				3.00%
Minimum outstanding indebtedness under credit facility for interest rate margin to be 3.00%				326
Interest rate margin if outstanding indebtedness exceeds $376 million (as a percent)				3.50%
Minimum outstanding indebtedness under credit facility for interest rate margin to be 3.50%				376
Arrangement fee (as a percent)			2.00%
Arrangement fee paid	5.2	3.3	8.5														4.0
Fee payable on failure in making payment with equity proceeds by December 31, 2013				10.0
Minimum aggregate amount to be repaid with equity proceeds under the New Credit Facilities				150.0
Number of tranches which comprise the credit facility																		3
Amount of each tranche, which comprises the credit facility, option one																					67.8
Amount of each tranche equal to a percentage of contract price for newbuilding vessels securing such tranche																		60.00%
Commitment fee payable (as a percent)				0.75%													1.14%
Flat fee paid for participation of lender																	8.8
Period of repayment of principal in semi-annual installments																	10 years
Ratio of total net debt to adjusted total consolidated assets (as a percent)																				70.00%
Ratio of market value of vessel collateralizing a tranche of facility to debt outstanding under such tranche (as a percent)																			125.00%
Free consolidated unrestricted cash and cash equivalents, option one																			30.0
Percentage of consolidated total debt equal to which free consolidated unrestricted cash and cash equivalents are to be maintained, option two																			2.00%
Period for which a ratio of consolidated EBITDA to net interest expense is required to be maintained under financial covenants																	12 months
Ratio of consolidated EBITDA to net interest expense																			2.50
Consolidated market value of adjusted net worth																			$ 400
Required duration of vessel's charter at the time of valuation																			6 months
Consolidated net leverage ratio to pay cash dividends or repurchase shares																				6
Number of consecutive quarters for which consolidated net leverage ratio is required to be maintained under financial covenants to pay cash dividends or repurchase shares																	1 year
Ratio of aggregate market value of vessels to outstanding indebtedness required to pay cash dividends or repurchase shares (as a percent)																			1.25
Number of consecutive quarters for which a ratio of aggregate market value of vessels to outstanding indebtedness is required to be maintained under financial covenants to pay cash dividends or repurchase shares																	1 year
Number of newbuilding containerships financed					8
Fixed interest rate (as a percent)					8.00%
Number of consecutive semi-annual installments in case of three newbuilding vessels					6
Number of newbuilding vessels for which principal is to be repaid in six consecutive semi-annual installments					3
Period of commencement of repayment of principal, in case of three newbuilding vessels					1 year 6 months
Number of consecutive semi-annual installments in case of five newbuilding vessels					7
Period of commencement of repayment of principal, in case of five newbuilding vessels					1 year
Number of newbuilding vessels for which principal is to be repaid in seven consecutive semi-annual installments					5